General information, organization and basis of preparation	12 Months Ended
Dec. 31, 2019
General Information Organization And Basis Of Preparation [Abstract]
General information, organization and basis of preparation
1	General information, organization and basis of preparation
1.1	General information

Tencent Music Entertainment Group (the “Company” or “TME”), formerly known as China Music Corporation (“CMC”), was incorporated under the laws of the Cayman Islands on June 6, 2012 as an exempted company with limited liability under the Companies Law (2010 Revision) of the Cayman Islands. The address of its registered office is Cricket Square, P.O. Box 2582, Grand Cayman KY1-1112, Cayman Islands. The Company is controlled by Tencent Holdings Limited (“Tencent”), a company incorporated in the Cayman Islands with limited liability and the shares of Tencent are listed on the Main Board of The Stock Exchange of Hong Kong Limited. The Company completed its initial public offering (“IPO”) on December 12, 2018 and the Company’s American Depositary Shares (“ADSs”) have been listed on the New York Stock Exchange since then. Each ADS of the Company represents two ordinary shares.

The Company, its subsidiaries, its controlled structured entities (“Variable interest entities”, or “VIE”) and their subsidiaries (“Subsidiaries of VIEs”) are collectively referred to as the “Group”. The Group is principally engaged in operating online music entertainment platforms to provide music streaming, online karaoke and live streaming services in the People’s Republic of China (“PRC”). The Company does not conduct any substantive operations of its own but conducts its primary business operations through its wholly-owned subsidiaries, VIEs and subsidiaries of VIEs in the PRC.

In July 2016, Tencent acquired control of the Company through a series of transactions, pursuant to which Tencent injected substantially all of its online music business in the mainland China (“Tencent Music Business”) into the Company in exchange for certain number of shares issued by the Company (“Merger”). Upon the completion of such transactions, the Company became a subsidiary of Tencent and the Company was renamed to its current name in December 2016. The Merger was accounted for as a reverse acquisition under which Tencent Music Business is regarded as the acquirer, and these consolidated financial statements have been presented as a continuation of the financial statements of Tencent Music Business.

1.2	Organization and principal activities

The PRC laws and regulations prohibit or restrict foreign ownership of companies that provide Internet-based business, which include activities and services provided by the Group. The Group operates its business operations in the PRC through a series of contractual arrangements (“Structure Contracts”) entered into among the Company, its wholly-owned subsidiaries of the Company(“WOFEs”), domestic entities (“Operating Entities”) that legally owned by individuals (“Nominee Shareholders”) authorized by the Group (collectively, “Contractual Arrangements”). The Structure Contracts including Exclusive Technology Services Agreement, Exclusive Business Cooperation Agreement, Loan Agreement, Exclusive Purchase Option Agreement, Equity Interest Pledge Agreement, and Powers of Attorney Agreement.

Under the Contractual Arrangements, the Company has the power to control the management, and financial and operating policies of the Operating Entities, has exposure or rights to variable returns from its involvement with the Operating Entities, and has the ability to use its power over the Operating Entities to affect the amount of the returns. As a result, all these Operating Entities are regarded as VIEs that accounted for as consolidated structured entities of the Company and their financial statements have been consolidated by the Company.

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1.2	Organization and principal activities (Continued)

The Structured Contracts were throughout the years presented, and, there was no change to the principal terms of the Structured Contracts. The principal terms of the Structured Contracts are further described below:

(i)	Voting Trust Agreement

Pursuant to the Voting Trust Agreement, the shareholders of the Operating entities each irrevocably granted the WOFEs or any individual designated by the WOFEs in writing as their attorney-in-fact to vote, the rights to vote on their behalf on all matters of the Operating Entities requiring shareholder approval under PRC laws and regulations and the Operating Entities’ articles of association. The term of this agreement will remain effective as long as the shareholders continue to hold equity interests in the Operating Entities.

(ii)	Exclusive Technical Service Agreement

Pursuant to the exclusive technical service agreement between the WOFEs and the Operating Entities, the WOFEs or their designated party has the exclusive right to provide business support, technical services and consulting services in return for a service fee, which represents 90% of net operating income of the Operating Entities together with other service fees charged for other ad hoc services provided. The WOFEs have the discretion to change the charge rate. During the term of the agreement, without the WOFEs’ prior written consent, the Operating Entities shall not engage any third party for any of such services provided under this agreement.

(iii)	Loan agreement

Under the loan agreement between the WOFEs and the shareholders of the Operating Entities, the WOFEs provided interest-free loans to the shareholders of the Operating Entities solely for the subscription of newly registered capital of the Operating Entities. The WOFEs have the sole discretion to determine the way of repayment, including requiring the shareholders to transfer their equity shares in the Operating Entities to the WOFEs according to the terms indicated in the Exclusive Share Purchase Option as after mentioned.

(iv)	Exclusive option agreement

Pursuant to the exclusive purchase option agreement amongst the WOFEs, the Operating Entities and their shareholders, the shareholders of the Operating Entities granted the WOFEs or their designated party, an exclusive irrevocable option to purchase, all or part of the equity interests held by its shareholders, when and to the extent permitted under PRC law, at a price equal to the proportional amount of registered capital of the Operating Entities. Without the consent of the WOFEs or their designated party, the shareholders of the Operating Entities may not transfer, donate, pledge, or otherwise dispose of their equity shareholdings in any way. The exclusive purchase option agreement remains effective until the options are exercised.

(v)	Equity interest pledge agreement

Pursuant to the equity interest pledge agreement amongst the WOFEs, the Operating Entities and their shareholders, the shareholders of the Operating Entities pledge all of their equity interests in the Operating Entities to the WOFEs, to guarantee the Operating Entities and their shareholders' performance of their obligations under exclusive purchase option agreement, exclusive business cooperation agreement, loan agreement, and powers of attorney. If the Operating Entities and/or any of their shareholders breach their contractual obligations under this agreement, the WOFEs, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Without the WOFEs' prior written consent, shareholders of the Operating Entities shall not transfer or assign the pledged equity interests, or create or allow any encumbrance that would prejudice the WOFEs’ interests.

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1.2	Organization and principal activities (Continued)

During the term of this agreement, the WOFEs are entitled to receive all of the dividends and profits paid on the pledged equity interests. The equity interest pledge will be effective upon the completion of the registration of the pledge with the competent local branch of the State Administration for Industry and Commerce ("SAIC"), and will remain effective until the Operating Entities and its shareholders discharge all their obligations under the Contractual Arrangements.

As at December 31, 2019, the Company’s significant subsidiaries, VIEs, and subsidiaries of VIEs were as follows:

	Place of incorporation	Date of Incorporation or acquisition	Equity Interest Held (direct or indirect)	Principal activities
Subsidiaries
Tencent Music Entertainment Hong Kong Limited (“TME Hong Kong”) (formerly known as “Ocean Music Hong Kong Limited”)	Hong Kong	July 2016*	100%	Investment holding and music content distribution
Tencent Music Entertainment (Beijing) Co., Ltd. (“TME Beijing”) (formerly known as “Ocean Interactive (Beijing) Information Technology Co., Ltd.”)	PRC	July 2016*	100%	Technical support and consulting services
Yeelion Online Network Technology (Beijing) Co., Ltd. (‘‘Yeelion Online”)	PRC	July 2016*	100%	Technical support and consulting services
Tencent Music Entertainment Technology (Shenzhen) Co., Ltd. (''TME Tech Shenzhen")	PRC	February 2017	100%	Online music and entertainment related services
Variable Interest Entities
Guangzhou Kugou Computer Technology Co., Ltd. (“Guangzhou Kugou”)	PRC	July 2016*	100%	Online music and entertainment related services
Beijing Kuwo Technology Co., Ltd.(“Beijing Kuwo”)	PRC	July 2016*	100%	Online music and entertainment related services
Xizang Qiming Music Co., Ltd.(“Xizang Qiming”)	PRC	February 2018	100%	Music content investments
Subsidiaries of Variable Interest Entities
Tencent Music Entertainment (Shenzhen) Co., Ltd. (“TME Shenzhen”)	PRC	July 2016*	100%	Online music and entertainment related services

* Representing the entities acquired by the Group on July 12, 2016.

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1.2	Organization and principal activities (Continued)

Apart from the significant subsidiaries, VIEs and subsidiaries of VIEs listed above, there are certain non-wholly owned subsidiaries of the Group, of which management of the Group considered that these non-wholly owned subsidiaries are not significant to the Group, accordingly, no summarized financial information of these non-wholly owned subsidiaries is presented separately.

Risks in relation to the VIEs

In the opinion of the Company's management, the contractual arrangements discussed above have resulted in the Company, and the WOFE having the power to direct activities that most significantly impact the VIEs, including appointing key management, setting up operating policies, exerting financial controls and transferring profit or assets out of the VIEs at its discretion. The Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs under its control. Therefore, the Company considers that there is no asset in any of the VIEs that can be used only to settle obligations of the VIEs, except for registered capital, capital reserve and PRC statutory reserves of the VIEs totaling RMB4,432 million and RMB4,206 million as at December 31, 2018 and 2019, respectively. Currently there is no contractual arrangement that could require the Company to provide additional financial support to the VIEs. As the Company is conducting its Internet-related business mainly through the VIEs, the Company may provide such support on a discretional basis in the future, which could expose the Company to a loss. As the VIEs organized in the PRC were established as limited liability companies under PRC law, their creditors do not have recourse to the general credit of  the WOFE for the liabilities of the VIEs, and the WOFE does not have the obligation to assume the liabilities of these VIEs.

The Company determines that the Contractual Arrangements are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group's ability to enforce the Contractual Arrangements.

On January 19, 2015, the Ministry of Commerce of the PRC ("MOFCOM"), released for public comment a proposed PRC law, the Draft FIE Law, that appears to include Consolidated VIEs within the scope of entities that could be considered as foreign invested enterprises, or FIEs, that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the Draft FIE Law introduces the concept of "actual control" for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of "actual control." The Draft FIE Law includes provisions that would exempt from the definition of foreign invested enterprises entities where the ultimate controlling shareholders are either entities organized under PRC law or individuals who are PRC citizens. The Draft FIE Law is silent as to what type of enforcement action might be taken against existing entities that operate in restricted or prohibited industries and are not controlled by entities organized under PRC law or individuals who are PRC citizens. If the restrictions and prohibitions on foreign invested enterprises included in the Draft FIE Law are enacted and enforced in their current form, the Company's ability to use the Contractual Arrangements and the Company's ability to conduct business through them could be severely limited.

The Company's ability to control VIEs also depends on rights provided to the WOFE, under the powers of attorney agreement, to vote on all matters requiring shareholder approval. As noted above, the Company believes these powers of attorney agreements are legally enforceable, but they may not be as effective as direct equity ownership. In addition, if the corporate structure of the Group or the contractual arrangements between the or the WOFE, the VIEs and their respective shareholders were found to be in violation of any existing PRC laws and regulations, the relevant PRC regulatory authorities could:

•	revoke the Group’s business and operating licenses;
•	require the Group to discontinue or restrict its operations;
•	restrict the Group’s right to collect revenues;
•	block the Group’s websites;
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1.2	Organization and principal activities (Continued)
•	require the Group to restructure the operations, re-apply for the necessary licenses or relocate its businesses, staff and assets;
•	impose additional conditions or requirements with which the Group may not be able to comply; or
•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The following are major financial statements amounts and balances of the Group’s VIEs and subsidiaries of VIEs as at December 31, 2018 and 2019 and for the years ended December 31, 2017, 2018 and 2019 on a combined basis.

	As at December 31,
	2018	2019
	RMB’million	RMB’million
Total current assets	7,199	9,303
Total non-current assets	5,902	5,824
Total assets	13,101	15,127
Total current liabilities	(5,664)	(6,446)
Total non-current liabilities	(562)	(425)
Total liabilities	(6,226)	(6,871)

	Year ended December 31,
	2017	2018	2019
	RMB’million	RMB’million	RMB’million
Total revenues	10,948	18,966	25,379
Net profit	340	1,333	1,323
Net cash inflow/(outflow) from operating activities	1,763	(334)	(101)
Net cash inflow/(outflow) from investing activities	131	(1,244)	(185)
Net cash outflow from financing activities	-	-	(115)
Net increase/(decrease) in cash and cash equivalents	1,894	(1,578)	(401)
Cash and cash equivalents, beginning of the year	1,412	3,306	1,728
Cash and cash equivalents, end of the year	3,306	1,728	1,327

The above combined financial statements amounts and balances have included intercompany transactions which have been eliminated in the Company's consolidated financial statements.

As at December 31, 2018 and 2019, the total assets of Group's VIEs mainly consisted of cash and cash equivalents, accounts receivable, prepayments, deposits and other current assets and intangible assets.

As at December 31, 2018 and 2019, the total liabilities of VIEs mainly consisted of accounts payable, accrued expenses and other current liabilities.

The recognized revenue-producing assets held by the Group's VIEs include intangible assets acquired through business combination, prepaid content royalties and domain names, servers and leasehold improvements relating to office facilities. The balances of these assets as at December 31, 2018 and 2019 were included in the line of "Total non-current assets" in the table above.

The unrecognized revenue-producing assets held by the Group's VIEs mainly consist of internally generated intellectual property, licenses, and trademarks that the Group relies on to operate its businesses.